Financial Risk Management - Summary of Interest Rate Profile of Company Interest-bearing Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	$ (2,354,495)	$ 367,912	$ (1,808,751)	$ (1,894,474)
Fixed-rate instruments [Member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	(21,096,385)		(18,798,036)	(15,017,675)
Effect of interest rate swaps	(3,689,122)		(6,709,527)	(6,968,075)
Interest-bearing financial instruments	(24,785,507)		(25,507,563)	(21,985,750)
Variable-rate instruments [Member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	(26,893,494)		(21,769,660)	(19,327,663)
Effect of interest rate swaps	3,689,122		6,709,527	6,968,075
Interest-bearing financial instruments	$ (23,204,372)		$ (15,060,133)	$ (12,359,588)